Shareholder Fees {- Freedom Lifetime Income I Portfolio}	Jul. 13, 2021 USD ($)
02.28 VIP Freedom Lifetime Income Funds Investor Combo PRO-10 | Freedom Lifetime Income I Portfolio
Shareholder Fees:
(fees paid directly from your investment)